Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventories
Raw materials	$ 110,367	$ 30,775
Work in progress	56,841	53,916
Finished goods	102,774	99,902
Total inventories	$ 269,982	$ 184,593